Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2018